Financial assets and liabilities - Schedule of estimated realization in shareholders' equity (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Balance	R$ 3,799,328
Designation	200,259	R$ (393,651)	R$ (125,233)
Balance	R$ 2,267,108	3,799,328
Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Period for exchange rate effects of highly probable revenues projection	20 years
Cash flow hedges [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Carrying amount	R$ (322,673)	(446,224)
Deferred taxes	109,709	151,716
Balance	(446,224)
Designation	37,381
Net sales	11,666
Cost of sales	68,713
Financial results	5,791
Balance	(322,673)	(446,224)
Cash flow hedges [member] | Edge Comercializacao [Member] | Derivative futures
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	(2,596)
Carrying amount	(4,654)
Balance
Designation	(17,742)
Net sales
Cost of sales	9,027
Financial results	4,061
Balance	(4,654)
Cash flow hedges [member] | TRSP [member] | Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	(3,409,281)
Carrying amount	(208,509)	(446,224)
Balance	(446,224)
Designation	224,319
Net sales	11,666
Cost of sales
Financial results	1,730
Balance	(208,509)	(446,224)
Cash flow hedges [member] | Rumo S.A. [member] | Swap exchange rate and interest [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	(1,044,127)
Carrying amount	(109,510)
Balance
Designation	(169,196)
Net sales
Cost of sales	59,686
Financial results
Balance	R$ (109,510)